Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Derecognized Equity Securities Measured at Fair Value Through Other Comprehensive Income (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	₩ 425,736	₩ 580,865
Accumulated other comprehensive income (loss) as of disposal date	335,203	(308,868)
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	425,736	575,288
Accumulated other comprehensive income (loss) as of disposal date	335,203	(313,427)
Unlisted
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	0	5,577
Accumulated other comprehensive income (loss) as of disposal date	₩ 0	₩ 4,559